Income Tax Benefit - Summary of Income Tax Benefit and Reconciliation of Income Tax Benefit and Tax at the Statutory Rate (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income tax benefit
Income tax benefit	$ 0	$ 0	$ 0
Numerical reconciliation of income tax benefit and tax at the statutory rate
Income/(Loss) before income tax benefit	4,094	(11,640)	(5,690)
Tax at the statutory tax rate of 27.5% (27.5%)	1,126	(3,201)	(1,565)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
R&D expenses	573	2,605	2,676
R&D incentive income	(249)	(1,124)	(2,889)
Legal expenses	225	70	154
Share-based payments	258	119	106
Timing differences utilised not previously recognised	(264)	(196)	(506)
Impact of foreign exchange rate differences			(2)
Tax effect of amounts which are not deductible/(taxable)	1,669	(1,727)	(2,022)
(Utilisation of carried forward losses)/Tax losses not brought to account	(1,669)	1,727	2,022
Income tax benefit	$ 0	$ 0	$ 0